Schedule of flow of payments of the company's obligations for debt agreed, financings and debentures for floating and fixed rates including the interest specified in contracts (Details) R$ in Millions	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	R$ 17,524
Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	14,841
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	2,499
Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	80
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,272
Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,008
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,315
Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,315
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	11,011
Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	11,011
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,427
Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,427
Loans, financings and debentures [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	13,481
Loans, financings and debentures [member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	60
Loans, financings and debentures [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	967
Loans, financings and debentures [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1,126
Loans, financings and debentures [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	10,398
Loans, financings and debentures [member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	930
Onerous Concessions [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	32
Onerous Concessions [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	1
Onerous Concessions [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	3
Onerous Concessions [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	13
Onerous Concessions [member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	15
Debt Agreed With Pension Plan [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	440
Debt Agreed With Pension Plan [member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	14
Debt Agreed With Pension Plan [member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	28
Debt Agreed With Pension Plan [member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	129
Debt Agreed With Pension Plan [member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	269
Deficit Of The Pension Plan [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	888
Deficit Of The Pension Plan [Member] | Not later than one month [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	6
Deficit Of The Pension Plan [Member] | Later than one month and not later than three months [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	12
Deficit Of The Pension Plan [Member] | Later than three months and not later than one year [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	57
Deficit Of The Pension Plan [Member] | Later than one year and not later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	331
Deficit Of The Pension Plan [Member] | Later than five years [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	482
Suppliers [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	2,683
Suppliers [member] | Not later than one month [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	2,419
Suppliers [member] | Later than one month and not later than three months [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Financial assets held for managing liquidity risk	R$ 264